Nature of operations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 17, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 02, 2010 private_equity_funds
Equity [Line Items]
Number of private equity funds (in private equity funds)					3
Common stock share price (in dollars per share)	$ 20.00
Proceeds from issuance of initial public offering	$ 256,400	$ 0	$ 256,381	$ 0
Proceeds from concurrent private placement	50,000	0	50,000	0
IPO [Member]
Equity [Line Items]
Stock issued during the period (in shares)	13,889,470
Private Placement [Member]
Equity [Line Items]
Stock issued during the period (in shares)	2,666,666
Stockholder [Member]
Equity [Line Items]
Proceeds from issuance of initial public offering	$ 147,200
Stockholder [Member] | IPO [Member]
Equity [Line Items]
Stock issued during the period (in shares)	7,900,000
Underwriters With An Option To Purchase Shares [Member] | IPO [Member]
Equity [Line Items]
Stock issued during the period (in shares)	2,842,104